Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Per Category

	2024	2023	2024	2023
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	44,206	43,351
Derivatives (part of Other non-current receivables)	125	1,027	—	—
Trade receivables	—	—	103,366	112,951
Other current receivables	—	—	8,297	22,764
Derivatives (part of Other current receivables)	—	857	—	—
Cash and cash equivalents	—	—	98,923	249,299
Total	125	1,884	254,792	428,365

	2024	2023	2024	2023
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Convertible Notes	324,395	323,528	—	—
Liabilities to credit institutions	—	—	121,973	120,305
Trade payables	—	—	60,152	64,368
Derivatives (part of Other current liabilities)	2	—	—	—
Accrued expenses	—	—	79,435	90,692
Total	324,397	323,528	261,560	275,365

Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at December 31, 2024	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	125	—
Total financial assets	—	125	—
Financial liabilities
Convertible Notes	—	—	324,395
Derivatives (part of Other current liabilities)	—	2	—
Total financial liabilities	—	2	324,395

Recurring fair value measurements at December 31, 2023	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	1,027	—
Derivatives (part of Other current receivables)	—	857	—
Total financial assets	—	1,884	—
Financial liabilities
Convertible Notes	—	—	323,528
Total financial liabilities	—	—	323,528

Summary of Convertible Notes

Convertible Notes

Convertible Notes
At January 1, 2023	—
Issues of Convertible Notes	324,950
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	72,656
At December 31, 2023	323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867
At December 31, 2024	324,395

	December 31, 2024	December 31, 2023
Carrying amount	324,395	323,528
Includes: Cumulative fair value changes on Convertible Notes attributable to changes in credit risk, recognized in the fair value reserve	—	72,656
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(222,447)	(223,314)

Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note

	2024	2023
Conversion price ($) (1)	1.36-1.89	1.36-2.52
Share price at valuation date ($)	0.6628	1.18
Expected price volatility of the Company share (%)	70.00	65.00
Risk-free interest rate (%)	4.30	3.90
Market interest rate (%)	20.00	21.50

(1) The Convertible Notes are convertible at the option of each holder at a conversion price of $1.81-1.89 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.

Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	2024	2023
Share price decrease 30%	303,849	284,266
Share price increase 30%	346,372	357,969
Volatility decrease 10 percentage points	319,311	313,437
Volatility increase 10 percentage points	329,108	333,614
Risk-free interest rate decrease 1 percentage point	323,810	321,889
Risk-free interest rate increase 1 percentage point	324,954	325,089
Market interest rate decrease 1 percentage point	333,154	332,199
Market interest rate increase 1 percentage point	315,973	315,256